Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2021
Property and equipment, net
Schedule of property and equipment, net

	As of March 31,
	2020	2021

	(in millions of RMB)
Buildings and property improvements	70,441	99,087
Computer equipment and software	67,382	84,802
Construction in progress	10,828	19,958
Furniture, office and transportation equipment	6,730	17,147
	155,381	220,994
Less: accumulated depreciation	(51,994)	(73,582)
Net book value	103,387	147,412